Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 17,088,277
Amortisation, intangible assets other than goodwill	181,944	$ 298,749
Balance at the end of the period	13,602,920
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	1,423,399	1,693,191
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	9,133,373	8,149,734
Additions other than through business combinations, intangible assets other than goodwill	91,703	392,363
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(149,505)	491,172
Balance at the end of the period	9,075,571	9,033,269
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(7,618,666)	(6,739,275)
Amortisation, intangible assets other than goodwill	(181,944)	(298,749)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	148,438	(302,054)
Balance at the end of the period	(7,652,172)	(7,340,078)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	$ 421,552	$ 614,292
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year	1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 7,183,553	$ 6,562,014
Additions other than through business combinations, intangible assets other than goodwill	76,289	354,441
Increase (decrease) through net exchange differences, intangible assets other than goodwill	32,358	230,384
Balance at the end of the period	7,292,200	7,146,839
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(6,779,294)	(6,060,212)
Amortisation, intangible assets other than goodwill	(160,096)	(280,583)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	68,742	(191,752)
Balance at the end of the period	(6,870,648)	(6,532,547)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the end of the period	$ 1,001,847	$ 1,078,899
Useful life measured as period of time, intangible assets other than goodwill	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	$ 1,949,820	$ 1,587,720
Additions other than through business combinations, intangible assets other than goodwill	15,414	37,922
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(181,863)	260,788
Balance at the end of the period	1,783,371	1,886,430
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the period	(839,372)	(679,063)
Amortisation, intangible assets other than goodwill	(21,848)	(18,166)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	79,696	(110,302)
Balance at the end of the period	$ (781,524)	$ (807,531)